Stock-Based Compensation - Schedule of Restricted Stock Awards (Details) - Restricted stock - $ / shares	12 Months Ended
	Dec. 28, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Units, Unvested beginning balance	2,707,040		2,977,960
Weighted Average Grant Date Fair Value, Unvested shares beginning balance	$ 26.16		$ 16.59
Unvested shares beginning balance, Granted	1,480,769	1,154,908	812,596
Weighted Average Grant Date Fair Value, Granted	$ 23.68	$ 26.59	$ 29.58
Share Units, Vested	(886,916)	(1,143,460)	(527,892)
Weighted Average Grant Date Fair Value, Vested	$ 22.95	$ 12.25	$ 15.93
Share Units, Forfeited	(199,948)	(159,580)	(407,492)
Weighted Average Grant Date Fair Value, Forfeited	$ 25.67	$ 24.31	$ 16.77
Share Units, Unvested shares Ending balance	3,100,945		2,855,172
Weighted Average Grant Date Fair Value, Unvested shares Ending balance	$ 25.96		$ 20.31